ACCOUNTING POLICIES, Adoption of New Accounting Standards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Standards [Abstract]
Expected increase in the allowance for loan losses	$ 40	$ 500	$ (190)
ASU 2016-13 [Member]
New Accounting Standards [Abstract]
Allowance for loan losses forecast period	1 year
ASU 2016-13 [Member] | Minimum [Member]
New Accounting Standards [Abstract]
Expected increase to the allowance for losses related to unfunded loan commitments	$ 500
ASU 2016-13 [Member] | Maximum [Member]
New Accounting Standards [Abstract]
Expected increase to the allowance for losses related to unfunded loan commitments	1,500
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Minimum [Member]
New Accounting Standards [Abstract]
Expected increase in the allowance for loan losses	10,500
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Maximum [Member]
New Accounting Standards [Abstract]
Expected increase in the allowance for loan losses	$ 12,500